USAA Value Fund
FUND SUMMARY: USAA VALUE FUND
INVESTMENT OBJECTIVE
The USAA Value Fund (the Fund) has an investment objective of long-term growth of capital.
FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses below are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees USAA Value Fund	USAA Value Fund Shares	USAA Value Fund Institutional Shares	USAA Value Fund Adviser Shares
Sales Charge (Load) Imposed on Purchases	none	none	none
Purchase Fee	none	none	none
Sales Charge (Load) Imposed on Reinvested Dividends	none	none	none
Redemption Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses USAA Value Fund		USAA Value Fund Shares		USAA Value Fund Institutional Shares		USAA Value Fund Adviser Shares
Management Fees	[1]	0.78%		0.76%		0.76%
Distribution and/or Service (12b-1) Fees		none		none		0.25%
Other Expenses		0.47%		0.24%	[2]	0.99%
Total Annual Operating Expenses		1.25%		1.00%		2.00%
Reimbursement from Adviser		(0.10%)				(0.35%)
Total Annual Operating Expenses After Reimbursement		1.15%	[3]	1.00%		1.65%	[3]
[1]	(a) A performance fee adjustment may increase or decrease the management fee by up to +/- 0.06% of the average net assets of the Fund during a rolling 36-month period. A performance fee adjustment increased the management fee of 0.75% by 0.03% for Fund Shares, 0.01% for Institutional Shares and 0.01% for Adviser Shares for the most recent fiscal year ended July 31, 2011.
[2]	(b) The "Other Expenses" of the Fund's Institutional Shares have been restated to reflect current fees.
[3]	(c) The Adviser has agreed, through December 1, 2012, to make payments or waive management, administration, and other fees to limit the expenses of the Fund Shares and Adviser Shares and so that the total annual operating expenses (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.15% of the Fund Shares' and 1.65% of the Adviser Shares' average daily net assets. This arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Adviser at any time after December 1, 2012.

Example
Expense Example USAA Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
USAA Value Fund Shares	127	397	686	1,511
USAA Value Fund Institutional Shares	102	318	552	1,225
USAA Value Fund Adviser Shares	203	627	1,078	2,327

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 22% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund's principal investment strategy is to invest its assets primarily in equity securities of companies that are considered to be undervalued. Although the Fund will invest primarily in U.S. securities, it may invest up to 20% of its total assets in foreign securities including securities issued in emerging markets.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The equity securities in the Fund's portfolio are subject to stock market risk. A company's stock price in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart provides some indication of the risks of investing in the Fund. The Fund has three classes of shares, Fund Shares, Institutional Shares, and Adviser Shares. The bar chart illustrates the Fund Shares' volatility and performance from year to year for each full calendar year since the Fund's inception. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund's benchmark index and an index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31 *Fund began operations on August 3, 2001.
~ http://xbrl.sec.gov/rr/role/BarChartData column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_LegalEntityAxis compact usaa_S000012920Member~
NINE-MONTH YTD TOTAL RETURN
-12.80% (9/30/11)

BEST QUARTER*	WORST QUARTER*
21.88% 4th Qtr. 2001	-20.48% 4th Qtr. 2008
*Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund's distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund's distributions of such income and gains and sold all shares at the end of each period. Please note that after-tax returns are shown only for the Fund Shares and may differ for each share class.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown above are not relevant to you.

Average Annual Total Returns USAA Value Fund	Past 1 Year	Past 5 Years	Past 10 Years	Since Inception	Inception Date
USAA Value Fund Shares	16.10%	2.77%	none
USAA Value Fund Shares After Taxes on Distributions	15.93%	2.42%	none
USAA Value Fund Shares After Taxes on Distributions and Sale of Fund Shares	10.69%	2.35%	none
USAA Value Fund Institutional Shares	16.38%			5.46%	Aug 1, 2008
USAA Value Fund Institutional Shares Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)				2.69%	Aug 1, 2008	[1]
USAA Value Fund Institutional Shares Lipper Multi-Cap Value Funds Index (reflects no deduction for taxes)				1.90%	Aug 1, 2008	[1]
USAA Value Fund Adviser Shares				12.23%	Aug 1, 2010
[1]	* The average annual total return for the Russell 3000 (R) Index and Lipper Multi-Cap Value Funds Index from August 1, 2010 - the inception date of the Adviser Shares - through December 31, 2010, was 16.38% and 14.65%, respectively.

USAA Aggressive Growth Fund
FUND SUMMARY: USAA AGGRESSIVE GROWTH FUND
INVESTMENT OBJECTIVE
The USAA Aggressive Growth Fund (the Fund) has an investment objective of capital appreciation.
FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses below are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Aggressive Growth Fund) USAA Aggressive Growth Fund	USAA Aggressive Growth Fund Shares	USAA Aggressive Growth Fund Institutional Shares
Sales Charge (Load) Imposed on Purchases	none	none
Purchase Fee	none	none
Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Aggressive Growth Fund) USAA Aggressive Growth Fund		USAA Aggressive Growth Fund Shares	USAA Aggressive Growth Fund Institutional Shares
Management Fees	[1]	0.44%	0.45%
Distribution and/or Service (12b-1) Fees		none	none
Other Expenses		0.58%	0.23%	[2]
Total Annual Operating Expenses		1.02%	0.68%
[1]	(a) A performance fee adjustment may increase or decrease the management fee by up to +/- 0.06% of the average net assets of the Fund during a rolling 36-month period. A performance fee adjustment decreased the management fee of 0.46% by 0.02% for Fund Shares and less than 0.01% for Institutional Shares for the most recent fiscal year ended July 31, 2011.
[2]	(b) The "Other Expenses" of the Fund's Institutional Shares have been restated to reflect currect fees.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

Expense Example (Aggressive Growth Fund) USAA Aggressive Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
USAA Aggressive Growth Fund Shares	104	325	563	1,248
USAA Aggressive Growth Fund Institutional Shares	69	218	379	847

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 63% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund's principal investment strategy is to invest primarily in equity securities of large companies that are selected for their growth potential. Although the Fund will invest primarily in U.S. securities, it may invest up to 20% of its total assets in foreign securities including securities issued in emerging markets.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The equity securities in the Fund's portfolio are subject to stock market risk. A company's stock price in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has two classes of shares, Fund Shares and Institutional Shares. The bar chart illustrates the Fund Shares' volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund's benchmark index and an index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31
~ http://xbrl.sec.gov/rr/role/BarChartData column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_LegalEntityAxis compact usaa_S000012894Member~
NINE-MONTH YTD TOTAL RETURN
-10.88% (9/30/11)

BEST QUARTER*	WORST QUARTER*
20.85% 2nd Qtr. 2001	-34.20% 1st Qtr. 2001
*Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund's distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund's distributions of such income and gains and sold all shares at the end of each period. Please note that after-tax returns are shown only for the Fund Shares and may differ for the Institutional Share class.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown above are not relevant to you.

Average Annual Total Returns (Aggressive Growth Fund) USAA Aggressive Growth Fund	1 Year	Since Inception	Inception Date
USAA Aggressive Growth Fund Institutional Shares	17.82%	2.11%	Aug 1, 2008
USAA Aggressive Growth Fund Institutional Shares Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)		4.22%	Aug 1, 2008
USAA Aggressive Growth Fund Institutional Shares Lipper Large-Cap Growth Funds Index (reflects no deduction for taxes)		2.55%	Aug 1, 2008

USAA Capital Growth Fund
FUND SUMMARY: USAA CAPITAL GROWTH FUND
INVESTMENT OBJECTIVE
The USAA Capital Growth Fund (the Fund) has an investment objective of capital appreciation.
FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses below are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Capital Growth Fund)	USAA Capital Growth Fund 12/1/2011 - 12/1/2011
Shareholder Fees:
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Capital Growth Fund)	USAA Capital Growth Fund 12/1/2011 - 12/1/2011
Operating Expenses:
Management Fees	0.70%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.64%
Total Annual Operating Expenses	1.34%
Reimbursement from Adviser	(0.04%)
Total Annual Operating Expenses After Reimbursement	1.30%	[2]
[1]	(a) A performance fee adjustment may increase or decrease the management fee by up to +/- 0.06% of the average net assets of the Fund during a rolling 36-month period. A performance fee adjustment decreased the management fee of 0.75% by 0.05% for the most recent fiscal year ended July 31, 2011.
[2]	(b) The Adviser has agreed, through December 1, 2012, to make payments or waive management, administration, and other fees to limit the expenses of the Fund so that the total annual operating expenses of the Fund (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.30% of the Fund���s average daily net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Adviser at any time after December 1, 2012.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense reimbursement arrangement for the Fund Shares is not continued.

Expense Example (Capital Growth Fund)	USAA Capital Growth Fund 12/1/2011 - 12/1/2011 USD ($)
Expense Example:
1 Year	136
3 Years	425
5 Years	734
10 Years	1,613

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 113% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund's principal investment strategy is to invest primarily in equity securities that are believed to be the most attractive in the global marketplace. The Fund may invest up to 100% of its assets in foreign securities.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The equity securities in the Fund's portfolio are subject to stock market risk. A company's stock price in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund's volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the Fund's average annual total returns for the periods indicated compared to those of the Fund's benchmark index and an index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31
~ http://xbrl.sec.gov/rr/role/BarChartData column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_LegalEntityAxis compact usaa_S000012925Member~
NINE-MONTH YTD TOTAL RETURN
-15.33% (9/30/11)

BEST QUARTER*	WORST QUARTER*
20.81% 2nd Qtr. 2003	-29.90% 1st Qtr. 2001
*Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund's distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund's distributions of such income and gains and sold all shares at the end of each period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown above are not relevant to you.

Average Annual Total Returns (Capital Growth Fund)	USAA Capital Growth Fund 12/1/2011 - 12/1/2011	After Taxes on Distributions USAA Capital Growth Fund 12/1/2011 - 12/1/2011	After Taxes on Distributions and Sale of Fund Shares USAA Capital Growth Fund 12/1/2011 - 12/1/2011	Morgan Stanley Capital International MSCI World Index (reflects no deduction for fees, expenses, or taxes) USAA Capital Growth Fund 12/1/2011 - 12/1/2011	Lipper Global Funds Index (reflects no deduction for taxes) USAA Capital Growth Fund 12/1/2011 - 12/1/2011
Average Annual Return:
1 Year	12.13%	12.08%	8.21%	11.76%	13.39%
5 Years	1.50%	0.32%	0.89%	2.43%	3.47%
10 Years	0.49%	(0.13%)	0.22%	2.31%	3.22%

USAA First Start Growth Fund
FUND SUMMARY: USAA FIRST START GROWTH FUND
INVESTMENT OBJECTIVE
The USAA First Start Growth Fund (the Fund) is an asset allocation Fund with an investment objective to seek long-term capital growth with reduced volatility over time.
FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses below are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (First Start Growth Fund)	USAA First Start Growth Fund 12/1/2011 - 12/1/2011
Shareholder Fees:
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (First Start Growth Fund)	USAA First Start Growth Fund 12/1/2011 - 12/1/2011
Operating Expenses:
Management Fees	0.79%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses	1.12%
Acquired Fund Fees and Expenses	0.09%
Total Annual Operating Expenses	2.00%
Reimbursement from Adviser	(0.53%)
Total Annual Operating Expenses After Reimbursement	1.38%	[2]
[1]	(a) A performance fee adjustment may increase or decrease the management fee by up to +/- 0.06% of the average net assets of the Fund during a rolling 36-month period. A performance fee adjustment increased the management fee of 0.75% by 0.04% for the most recent fiscal year ended July 31, 2011.
[2]	(b) The Adviser has agreed, through December 1, 2012, to make payments or waive management, administration, and other fees to limit the expenses of the Fund so that the total annual operating expenses of the Fund (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.38% of the Fund's average daily net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Adviser at any time after December 1, 2012.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense reimbursement arrangement has terminated.

Expense Example (First Start Growth Fund)	USAA First Start Growth Fund 12/1/2011 - 12/1/2011 USD ($)
Expense Example:
1 Year	203
3 Years	627
5 Years	1,078
10 Years	2,327

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 133% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund's principal investment strategy is to invest primarily in equity securities when we believe the reward characteristics outweigh the risk in the market. To reduce the overall volatility to investors, we generally will invest between 20% and 80% of the Fund's assets in bonds and money market instruments, depending on our view of the overall direction of the stock and bond markets. Although the Fund typically will invest primarily in U.S. securities, it may invest without limit in foreign securities.

As an alternative investment strategy, in our attempt to reduce the Fund's volatility over time, the Fund at times may implement an index option-based strategy. The strategy involves selling index call or corresponding exchange-traded fund (ETF) options and purchasing put index or corresponding ETF options or put spread options against a highly correlated stock portfolio to reduce the Fund's volatility. This option strategy may not fully protect the Fund against declines in the value of its stock portfolio, and the Fund could experience a loss in both the stock and option portions of its portfolio. The combination of the diversified stock portfolio with the index call and put or corresponding ETF options is designed to provide the Fund with fairly consistent returns over a wide range of equity market environments. We expect to implement this strategy at times when we believe stocks are significantly overpriced or are at materially elevated risk of a major sell-off based on the portfolio manager's assessment of economic and market conditions.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The securities in the Fund's portfolio are subject to credit risk, which is the possibility that a borrower cannot make timely dividend, interest, and principal payments on its securities or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All securities varying from the highest quality to very speculative have some degree of credit risk.

The Fund may invest in futures and options and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, ETF, or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the Fund's exposure to the market and magnify potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could reduce potential returns or even cause losses to the Fund.

The equity securities in the Fund's portfolio are subject to stock market risk. A company's stock price in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

ETFs, as investment companies, incur their own management and other fees and expenses, such as trustees' fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which would be indirectly borne by the Fund. As a result, an investment by the Fund in an ETF could cause the Fund's operating expenses to be higher and, in turn, performance to be lower than if it were to invest directly in the securities underlying the ETF. In addition, the Fund will be indirectly exposed to all of the risk of securities held by the ETFs.

The Fund is subject to the risk that the market value of the bonds will fluctuate because of changes in interest rates, adverse changes in the supply and demand of debt securities, or other factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

Liquidity risk is the risk that a fund's investment generally cannot expect to be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to such securities.

The Fund could experience a loss in the options portion of the portfolio. When it sells index or corresponding ETF call options, the Fund receives cash but limits its opportunity to profit from an increase in the market value of its stock portfolio. When the Fund purchases index corresponding ETF put options, it risks the loss of the cash paid for the options. At times, the Fund may not own put options, resulting in increased exposure to a market decline.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund's volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the Fund's average annual total returns for the periods indicated compared to those of the Fund's benchmark index and an index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31
~ http://xbrl.sec.gov/rr/role/BarChartData column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_LegalEntityAxis compact usaa_S000012928Member~
NINE-MONTH YTD TOTAL RETURN
-7.90% (9/30/11)

BEST QUARTER*	WORST QUARTER*
21.88% 2nd Qtr. 2009	-30.57% 3rd Qtr. 2001
*Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund's distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund's distributions of such income and gains and sold all shares at the end of each period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown above are not relevant to you.

Average Annual Total Returns (First Start Growth Fund)	USAA First Start Growth Fund 12/1/2011 - 12/1/2011	After Taxes on Distributions USAA First Start Growth Fund 12/1/2011 - 12/1/2011	After Taxes on Distributions and Sale of Fund Shares USAA First Start Growth Fund 12/1/2011 - 12/1/2011	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) USAA First Start Growth Fund 12/1/2011 - 12/1/2011	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes) USAA First Start Growth Fund 12/1/2011 - 12/1/2011	Lipper Flexible Portfolio Index (reflects no deduction for taxes) USAA First Start Growth Fund 12/1/2011 - 12/1/2011
Average Annual Return:
1 Year	15.77%	15.06%	10.48%	6.54%	16.93%	12.91%
5 Years	2.41%	1.77%	1.73%	5.80%	2.74%	4.75%
10 Years	(1.64%)	(1.94%)	(1.53%)	5.84%	2.16%	3.64%

USAA Growth Fund
FUND SUMMARY: USAA GROWTH FUND
INVESTMENT OBJECTIVE
The USAA Growth Fund (the Fund) has an investment objective of long-term growth of capital.
FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses below are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Growth Fund) USAA Growth Fund	USAA Growth Fund Shares	USAA Growth Fund Institutional Shares
Sales Charge (Load) Imposed on Purchases	none	none
Purchase Fee	none	none
Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Growth Fund) USAA Growth Fund		USAA Growth Fund Shares		USAA Growth Fund Institutional Shares
Management Fees	[1]	0.71%		0.73%
Distribution and/or Service (12b-1) Fees		none		none
Other Expenses		0.46%		0.23%	[2]
Total Annual Operating Expenses		1.17%		0.96%
Reimbursement from Adviser		(0.17%)
Total Annual Operating Expenses After Reimbursement		1.00%	[3]	0.96%
[1]	(a) A performance fee adjustment may increase or decrease the management fee by up to +/- 0.06% of the average net assets of the Fund during a rolling 36-month period. A performance fee adjustment decreased the management fee of 0.75% by 0.04% for Fund Shares and by 0.02% for Institutional Shares for the most recent fiscal year ended July 31, 2011.
[2]	(b) The "Other Expenses" of the Fund's Institutional Shares have been restated to reflect current fees.
[3]	(c) The Adviser has agreed, through December 1, 2012, to make payments or waive management, administration, and other fees to limit the expenses of the Fund Shares so that the total annual operating expenses (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.00% of the Fund Shares' average daily net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Adviser at any time after December 1, 2012.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense reimbursement arrangement for the Fund Shares is not continued.

Expense Example (Growth Fund) USAA Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
USAA Growth Fund Shares	119	372	644	1,420
USAA Growth Fund Institutional Shares	98	306	531	1,178

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund's principal investment strategy is to invest its assets primarily in a diversified portfolio of equity securities selected for their growth potential. Although the Fund will invest primarily in U.S. securities, it may invest up to 20% of its total assets in foreign securities including securities issued in emerging markets.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The equity securities in the Fund's portfolio are subject to stock market risk. A company's stock price in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has two classes of shares, Fund Shares and Institutional Shares. The bar chart illustrates the Fund Shares' volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund's benchmark index and an index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31
~ http://xbrl.sec.gov/rr/role/BarChartData column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_LegalEntityAxis compact usaa_S000012895Member~
NINE-MONTH YTD TOTAL RETURN
-10.88% (9/30/11)

BEST QUARTER*	WORST QUARTER*
19.98% 4th Qtr. 2001	-25.51% 3rd Qtr. 2001
*Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund's distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund's distributions of such income and gains and sold all shares at the end of each period. Please note that after-tax returns are shown only for the Fund Shares and may differ for the Institutional Share class.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown above are not relevant to you.

Average Annual Total Returns (Growth Fund) USAA Growth Fund	1 Year	Since Inception	Inception Date
USAA Growth Fund Institutional Shares	16.38%	(1.18%)	Aug 1, 2008
USAA Growth Fund Institutional Shares Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)		4.22%	Aug 1, 2008
USAA Growth Fund Institutional Shares Lipper Large-Cap Growth Funds Index (reflects no deduction for taxes)		2.55%	Aug 1, 2008

USAA Growth & Income Fund
FUND SUMMARY: USAA GROWTH & INCOME FUND
INVESTMENT OBJECTIVE
The USAA Growth & Income Fund (the Fund) is an equity fund with an investment objective of capital growth and a secondary investment objective of current income.
FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses below are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Growth & Income Fund) USAA Growth & Income Fund	USAA Growth & Income Fund Shares	USAA Growth & Income Fund Adviser Shares
Sales Charge (Load) Imposed on Purchases	none	none
Purchase Fee	none	none
Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Growth & Income Fund) USAA Growth & Income Fund		USAA Growth & Income Fund Shares	USAA Growth & Income Fund Adviser Shares
Management Fees	[1]	0.56%	0.59%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		0.42%	0.99%
Total Annual Operating Expenses		0.98%	1.83%
Reimbursement from Adviser			(0.53%)
Total Annual Operating Expenses After Reimbursement		0.98%	1.30%	[2]
[1]	(a) A performance fee adjustment may increase or decrease the management fee by up to +/- 0.06% of the average net assets of the Fund during a rolling 36-month period. A performance fee adjustment decreased the management fee of 0.60% by 0.04% for the Fund Shares and 0.01% for the Adviser Shares for the most recent fiscal year ended July 31, 2011.
[2]	(b) The Adviser has agreed, through December 1, 2012, to make payments or waive management, administration, and other fees to limit the expenses of the Adviser Shares so that the total annual operating expenses (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.30% of the Adviser Shares' average daily net assets. This arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Adviser at any time after December 1, 2012.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation arrangement for the Adviser Shares is not continued.

Expense Example (Growth & Income Fund) USAA Growth & Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
USAA Growth & Income Fund Shares	100	312	542	1,201
USAA Growth & Income Fund Adviser Shares	186	576	990	2,148

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 52% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund's principal investment strategy is to invest its assets primarily in equity securities that show the best potential for total return through a combination of capital appreciation and income. Although the Fund will invest primarily in U.S. securities, it may invest up to 20% of its total assets in foreign securities including securities issued in emerging markets.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The equity securities in the Fund's portfolio are subject to stock market risk. A company's stock price in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has two classes of shares, Fund Shares and Adviser Shares. The bar chart illustrates the Fund Shares' volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund's benchmark index and an index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31
~ http://xbrl.sec.gov/rr/role/BarChartData column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_LegalEntityAxis compact usaa_S000012896Member~
NINE-MONTH YTD TOTAL RETURN
-12.71 (9/30/11)

BEST QUARTER*	WORST QUARTER*
17.19% 3rd Qtr. 2009	-25.36% 4th Qtr. 2008
*Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund's distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund's distributions of such income and gains and sold all shares at the end of each period. Please note that after-tax returns are shown only for the Fund Shares and may differ for the Adviser Share class.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown above are not relevant to you.

Average Annual Total Returns (Growth & Income Fund) USAA Growth & Income Fund	Since Inception	Inception Date
USAA Growth & Income Fund Adviser Shares	12.95%	Aug 1, 2010
USAA Growth & Income Fund Adviser Shares Lipper Multi-Cap Core Funds Index (reflects no deduction for taxes)	16.14%	Aug 1, 2010
USAA Growth & Income Fund Adviser Shares Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.38%	Aug 1, 2010

USAA High-Yield Opportunities Fund
FUND SUMMARY: USAA HIGH-YIELD OPPORTUNITIES FUND
INVESTMENT OBJECTIVE
The USAA High-Yield Opportunities Fund (the Fund) has an investment objective to provide an attractive total return primarily through high current income and secondarily through capital appreciation.
FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses below are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (High-Yield Opportunities Fund) USAA High-Yield Opportunities Fund	USAA High-Yield Opportunities Fund Shares	USAA High-Yield Opportunities Fund Institutional Shares	USAA High-Yield Opportunities Fund Adviser Shares
Sales Charge (Load) Imposed on Purchases	none	none	none
Purchase Fee	none	none	none
Sales Charge (Load) Imposed on Reinvested Dividends	none	none	none
Redemption Fee	none	none
Redemption Fee (on shares held less than 180 days)			1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (High-Yield Opportunities Fund) USAA High-Yield Opportunities Fund		USAA High-Yield Opportunities Fund Shares	USAA High-Yield Opportunities Fund Institutional Shares		USAA High-Yield Opportunities Fund Adviser Shares
Management Fees	[1]	0.54%	0.52%		0.51%
Distribution and/or Service (12b-1) Fees		none	none		0.25%
Other Expenses		0.36%	0.23%	[2]	1.10%
Acquired Fund Fees and Expenses		0.05%	0.05%		0.05%
Total Annual Operating Expenses		0.95%	0.80%		1.91%
Reimbursement from Adviser					(0.66%)
Total Annual Operating Expenses After Reimbursement		0.95%	0.80%		1.20%	[3]
[1]	(a) A performance fee adjustment may increase or decrease the management fee by up to +/- 0.06% of the average net assets of the Fund during a rolling 36-month period. A performance fee adjustment increased the management fee of 0.50% by 0.04% for Fund Shares, 0.02% for Adviser Shares and by 0.01% for the Institutional Shares for the most recent fiscal year ended July 31, 2011.
[2]	(b) The "Other Expenses" of the Fund's Institutional Shares have been restated to reflect current fees.
[3]	(c) The Adviser has agreed, through December 1, 2012, to make payments or waive management, administration, and other fees to limit the expenses of the Adviser Shares so that the total annual operating expenses (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.20% of the Adviser Shares' average daily net assets. This arrangement may not be changed or terminated during this time period without approval of the Fund���s Board of Trustees and may be changed or terminated by the Adviser at any time after December 1, 2012.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation arrangement for the Adviser Shares is not continued.

Expense Example (High-Yield Opportunities Fund) USAA High-Yield Opportunities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
USAA High-Yield Opportunities Fund Shares	97	303	525	1,166
USAA High-Yield Opportunities Fund Institutional Shares	82	255	444	990
USAA High-Yield Opportunities Fund Adviser Shares	194	600	1,032	2,233

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 54% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund's principal investment strategy is to normally invest at least 80% of the Fund's assets in high-yield securities, including bonds (often referred to as “junk” bonds), convertible securities, leveraged loans, or preferred stocks, with an emphasis on non-investment-grade debt securities. This 80% policy may be changed upon at least 60 days' notice to shareholders. Although the Fund will invest primarily in U.S. securities, it may invest without limit in dollar-denominated foreign securities and to a limited extent in non-dollar-denominated foreign securities.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The securities in the Fund's portfolio are subject to credit risk, which is the possibility that a borrower cannot make timely dividend, interest, and principal payments on its securities or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All securities varying from the highest quality to very speculative have some degree of credit risk.

The Fund may invest in futures and options and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, ETF, or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the Fund's exposure to the market and magnify potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could reduce potential returns or even cause losses to the Fund.

The equity securities in the Fund's portfolio are subject to stock market risk. A company's stock price in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

The Fund is subject to the risk that the market value of the bonds securities will fluctuate because of changes in interest rates, adverse changes in the supply and demand of debt securities, or other factors. The prices of income-producing are linked to the prevailing market interest rates. In general, when interest rates rise, the prices of income-producing securities fall; and when interest rates fall, the prices of income producing securities rise. The price volatility of an income-producing security also depends on its maturity. Generally, the longer the maturity of an income-producing security, the greater is its sensitivity to interest rates. To compensate investors for this higher risk, securities with longer maturities generally offer higher yields than securities with shorter maturities.

The Fund is subject to legislative risk, which is the risk that new government policies may affect mortgages and other securities in the future in ways we cannot anticipate and that such policies will have an adverse impact on the value of the securities and the Fund's net asset value.

The risk of investing in the types of securities whose market is generally less liquid than the market for higher-quality securities is referred to as market illiquidity. The market for lower-quality issues is generally less liquid than the market for higher-quality issues. Therefore, large purchases or sales could cause sudden and significant price changes in these securities. Many lower-quality issues do not trade frequently; however, when they do trade, the price may be substantially higher or lower than expected.

Mortgage-backed securities pay regularly scheduled payments of principal along with interest payments. In addition, mortgagors generally have the option of paying off their mortgages without penalty at any time. For example, when a mortgaged property is sold, the old mortgage is usually prepaid. Also, when mortgage interest rates fall, the mortgagor may refinance the mortgage and prepay the old mortgage. A home owner's default on the mortgage may also cause a prepayment of the mortgage. This unpredictability of the mortgage's cash flow is called prepayment risk. For the investor, prepayment risk usually means that principal is received at the least opportune time. For example, when interest rates fall, home owners will find it advantageous to refinance their mortgages and prepay principal. In this case, the investor is forced to reinvest the principal at the current, lower rates. On the other hand, when interest rates rise, home owners will generally not refinance their mortgages and prepayments will fall. This causes the average life of the mortgage to extend and be more sensitive to interest rates, which is sometimes called extension risk. In addition, the amount of principal the investor has to invest in these higher interest rates is reduced.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has three classes of shares, Fund Shares, Institutional Shares, and Adviser Shares. The bar chart illustrates the Fund Shares' volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund's benchmark index and an index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31
~ http://xbrl.sec.gov/rr/role/BarChartData column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_LegalEntityAxis compact usaa_S000012898Member~
NINE-MONTH YTD TOTAL RETURN
-1.98% (9/30/11)
BEST QUARTER*	WORST QUARTER*
23.62% 2nd Qtr. 2009	-19.27% 4th Qtr. 2008
*Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund's distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund's distributions of such income and gains and sold all shares at the end of each period. Please note that after-tax returns are shown only for the Fund Shares and may differ for each share class.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown above are not relevant to you.

Average Annual Total Returns (High-Yield Opportunities Fund) USAA High-Yield Opportunities Fund	1 Year	Since Inception	Inception Date
USAA High-Yield Opportunities Fund Institutional Shares	17.46%	13.93%	Aug 1, 2008
USAA High-Yield Opportunities Fund Institutional Shares Credit Suisse High Yield Index (reflects no deduction for fees, expenses, or taxes)		12.71%	Aug 1, 2008	[1]
USAA High-Yield Opportunities Fund Institutional Shares Lipper High Current Yield Bond Funds Index (reflects no deduction for taxes)		10.18%	Aug 1, 2008	[1]
USAA High-Yield Opportunities Fund Adviser Shares		7.32%	Aug 1, 2010
[1]	* The average annual total return for the Credit Suisse High Yield Index and Lipper High Current Yield Bond Funds Index from August 1, 2010 - the inception date of the Adviser Shares - through December 31, 2010, was 6.02% and 6.91%, respectively.

USAA Income Fund
FUND SUMMARY: USAA INCOME FUND
INVESTMENT OBJECTIVE
The USAA Income Fund (the Fund) has an investment objective of maximum current income without undue risk to principal.
FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses below are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Income Fund) USAA Income Fund	USAA Income Fund Shares	USAA Income Fund Institutional Shares	USAA Income Fund Adviser Shares
Sales Charge (Load) Imposed on Purchases	none	none	none
Purchase Fee	none	none	none
Sales Charge (Load) Imposed on Reinvested Dividends	none	none	none
Redemption Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Income Fund) USAA Income Fund		USAA Income Fund Shares	USAA Income Fund Institutional Shares		USAA Income Fund Adviser Shares
Management Fees	[1]	0.29%	0.26%		0.25%
Distribution and/or Service (12b-1) Fees		none	none		0.25%
Other Expenses		0.32%	0.22%	[2]	1.12%
Total Annual Operating Expenses		0.61%	0.48%		1.62%
Reimbursement from Adviser					(0.72%)
Total Annual Operating Expenses After Reimbursement		0.61%	0.48%		0.90%	[3]
[1]	(a) A performance fee adjustment may increase or decrease the management fee by up to +/- 0.06% of the average net assets of the Fund during a rolling 36-month period. A performance fee adjustment increased the management fee of 0.24% by 0.05% for Fund Shares and 0.02% for the Institutional Shares and by less than 0.01% for Adviser Shares for the most recent fiscal year ended July 31, 2011.
[2]	(b) The "Other Expenses" of the Fund's Insititutional Shares have been restated to reflect current fees.
[3]	(c) The Adviser has agreed, through December 1, 2012, to make payments or waive management, administration, and other fees to limit the expenses of the Adviser Shares and so that the total annual operating expenses (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.90% of the Adviser Shares' average daily net assets. This arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Adviser at any time after December 1, 2012.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation arrangement for the Adviser Shares is not continued.

Expense Example (Income Fund) USAA Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
USAA Income Fund Shares	62	195	340	762
USAA Income Fund Institutional Shares	49	154	269	604
USAA Income Fund Adviser Shares	165	511	881	1,922

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY
The Fund's principal investment strategy is to invest its assets primarily in U.S. dollar-denominated debt securities that have been selected for their high yields relative to the risk involved.
PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The securities in the Fund's portfolio are subject to credit risk, which is the possibility that a borrower cannot make timely dividend, interest, and principal payments on its securities or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All securities varying from the highest quality to very speculative have some degree of credit risk.

The Fund is subject to U.S. Government Sponsored Enterprises (GSEs) Risk. While mortgage-backed securities and other securities issued by certain GSEs, such as the Government National Mortgage Association (Ginnie Mae), are supported by the full faith and credit of the U.S. government, securities issued by other GSEs are supported only by the right of the GSE (including the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae)) to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

The Fund is subject to the risk that the market value of the bonds will fluctuate because of changes in interest rates, adverse changes in the supply and demand of debt securities, or other factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

Liquidity risk is the risk that a fund's investment generally cannot expect to be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to such securities.

Mortgage-backed securities pay regularly scheduled payments of principal along with interest payments. In addition, mortgagors generally have the option of paying off their mortgages without penalty at any time. For example, when a mortgaged property is sold, the old mortgage is usually prepaid. Also, when mortgage interest rates fall, the mortgagor may refinance the mortgage and prepay the old mortgage. A home owner's default on the mortgage may also cause a prepayment of the mortgage. This unpredictability of the mortgage's cash flow is called prepayment risk. For the investor, prepayment risk usually means that principal is received at the least opportune time. For example, when interest rates fall, home owners will find it advantageous to refinance their mortgages and prepay principal. In this case, the investor is forced to reinvest the principal at the current, lower rates. On the other hand, when interest rates rise, home owners will generally not refinance their mortgages and prepayments will fall. This causes the average life of the mortgage to extend and be more sensitive to interest rates, which is sometimes called extension risk. In addition, the amount of principal the investor has to invest in these higher interest rates is reduced.

Investing in real estate investment trusts (REITs) may subject the Fund to many of the same risks associated with the direct ownership of real estate. Additionally, REITs are dependent upon the capabilities of the REIT manager(s), have limited diversification, and could be significantly impacted by changes in tax laws. Moreover, by investing in the debt and preferred securities of REITs, the Fund also is subject to credit risk.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has three classes of shares, Fund Shares, Institutional Shares, and Adviser Shares. The bar chart illustrates the Fund Shares' volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund's benchmark index and an index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31
~ http://xbrl.sec.gov/rr/role/BarChartData column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_LegalEntityAxis compact usaa_S000012899Member~
NINE-MONTH YTD TOTAL RETURN
5.28% (9/30/11)

BEST QUARTER*	WORST QUARTER*
8.29% 2nd Qtr. 2009	-3.62% 4th Qtr. 2008
*Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund's distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund's distributions of such income and gains and sold all shares at the end of each period. Please note that after-tax returns are shown only for the Fund Shares and may differ for each share class.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown above are not relevant to you.

Average Annual Total Returns (Income Fund) USAA Income Fund	1 Year	Since Inception	Inception Date
USAA Income Fund Institutional Shares	8.41%	8.79%	Aug 1, 2008
USAA Income Fund Institutional Shares Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		6.92%	Aug 1, 2008	[1]
USAA Income Fund Institutional Shares Lipper A Rated Bond Funds Index (reflects no deduction for taxes)		7.45%	Aug 1, 2008	[1]
USAA Income Fund Adviser Shares		1.52%	Aug 1, 2010
[1]	* The average annual total return for the Barclays U.S. Aggregate Bond Index and Lipper A Rated Bond Funds Index from August 1, 2010 - the inception date of the Adviser Shares - through December 31, 2010, was 0.08% and 0.84%, respectively.

USAA Income Stock Fund
FUND SUMMARY: USAA INCOME STOCK FUND
INVESTMENT OBJECTIVE
The USAA Income Stock Fund (the Fund) has an investment objective of current income with the prospect of increasing dividend income and the potential for capital appreciation.
FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses below are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Income Stock Fund) USAA Income Stock Fund	USAA Income Stock Fund Shares	USAA Income Stock Fund Institutional Shares
Sales Charge (Load) Imposed on Purchases	none	none
Purchase Fee	none	none
Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Income Stock Fund) USAA Income Stock Fund		USAA Income Stock Fund Shares	USAA Income Stock Fund Institutional Shares
Management Fees	[1]	0.46%	0.49%
Distribution and/or Service (12b-1) Fees		none	none
Other Expenses		0.38%	0.22%	[2]
Total Annual Operating Expenses		0.84%	0.71%
[1]	(a) A performance fee adjustment may increase or decrease the management fee by up to +/- 0.06% of the average net assets of the Fund during a rolling 36-month period. A performance fee adjustment decreased the management fee of 0.50% by 0.04% for Fund Shares and 0.01% for Institutional Shares for the most recent fiscal year ended July 31, 2012.
[2]	(b) The "Other Expenses" of the Fund's Institutional Shares have been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

Expense Example (Income Stock Fund) USAA Income Stock Fund (USD $)	1 Year	3 Years	5 Years	10 Years
USAA Income Stock Fund Shares	86	268	466	1,037
USAA Income Stock Fund Institutional Shares	73	227	395	883

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 38% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund's principal investment strategy is to normally invest at least 80% of the Fund's assets in common stocks, with at least 65% of the Fund's assets normally invested in common stocks of companies that pay dividends. This 80% policy may be changed upon at least 60 days' notice to shareholders. Although the Fund will invest primarily in U.S. securities, it may invest up to 20% of its total assets in foreign securities including securities in emerging markets.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

This Fund is subject to dividend payout risk, which is the possibility that a number of the companies in which the Fund invests will reduce or eliminate the dividend on the securities held by the Fund. Should many portfolio companies reduce or eliminate their dividend payments, the ability of the Fund to produce investment income to shareholders will be adversely affected.

The equity securities in the Fund's portfolio are subject to stock market risk. A company's stock price in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has two classes of shares, Fund Shares and Institutional Shares. The bar chart illustrates the Fund Shares' volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund's benchmark index and an index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31
~ http://xbrl.sec.gov/rr/role/BarChartData column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_LegalEntityAxis compact usaa_S000012900Member~
NINE-MONTH YTD TOTAL RETURN
-7.19% (9/30/11)

BEST QUARTER*	WORST QUARTER*
15.45% 3rd Qtr. 2009	-20.54% 4th Qtr. 2008
*Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund's distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund's distributions of such income and gains and sold all shares at the end of each period. Please note that after-tax returns are shown only for the Fund Shares and may differ for the Institutional Share class.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown above are not relevant to you.

Average Annual Total Returns (Income Stock Fund) USAA Income Stock Fund	1 Year	Since Inception	Inception Date
USAA Income Stock Fund Institutional Shares	13.17%	0.17%	Aug 1, 2008
USAA Income Stock Fund Institutional Shares Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)		0.57%	Aug 1, 2008
USAA Income Stock Fund Institutional Shares Lipper Equity Income Funds Index (reflects no deduction for taxes)		1.94%	Aug 1, 2008

USAA Intermediate-Term Bond Fund
FUND SUMMARY: USAA INTERMEDIATE-TERM BOND FUND
INVESTMENT OBJECTIVE
The USAA Intermediate-Term Bond Fund (the Fund) has an investment objective of high current income without undue risk to principal.
FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses below are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Intermediate-Term Bond Fund) USAA Intermediate-Term Bond Fund	USAA Intermediate-Term Bond Fund Shares	USAA Intermediate-Term Bond Fund Institutional Shares	USAA Intermediate-Term Bond Fund Adviser Shares
Sales Charge (Load) Imposed on Purchases	none	none	none
Purchase Fee	none	none	none
Sales Charge (Load) Imposed on Reinvested Dividends	none	none	none
Redemption Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Intermediate-Term Bond Fund) USAA Intermediate-Term Bond Fund		USAA Intermediate-Term Bond Fund Shares		USAA Intermediate-Term Bond Fund Institutional Shares		USAA Intermediate-Term Bond Fund Adviser Shares
Management Fees	[1]	0.35%		0.33%		0.32%
Distribution and/or Service (12b-1) Fees		none		none		0.25%
Other Expenses		0.37%		0.22%	[2]	1.13%
Total Annual Operating Expenses		0.72%		0.55%		1.70%
Reimbursement from Adviser		(0.07%)				(0.75%)
Total Annual Operating Expenses After Reimbursement		0.65%	[3]	0.55%		0.95%	[3]
[1]	(a) A performance fee adjustment may increase or decrease the management fee by up to +/- 0.06% of the average net assets of the Fund during a rolling 36-month period. A performance fee adjustment increased the management fee of 0.31% by 0.04% for Fund Shares and 0.02% for Institutional Shares, and 0.01% for the Adviser Shares for the most recent fiscal year ended July 31, 2011.
[2]	(b) The "Other Expenses" of the Fund's Institutional Shares have been restated to reflect current fees.
[3]	(c) The Adviser has agreed, through December 1, 2012, to make payments or waive management, administration, and other fees to limit the expenses of the Fund Shares and Adviser Shares so that the total annual operating expenses (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.65% of the Fund Shares' and 0.95% of the Adviser Shares' average daily net assets. This arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Adviser at any time after December 1, 2012.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation arrangements for the Fund Shares and Adviser Shares is not continued.

Expense Example (Intermediate-Term Bond Fund) USAA Intermediate-Term Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
USAA Intermediate-Term Bond Fund Shares	74	230	401	894
USAA Intermediate-Term Bond Fund Institutional Shares	56	176	307	689
USAA Intermediate-Term Bond Fund Adviser Shares	173	536	923	2,009

For the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its whole portfolio.
PRINCIPAL INVESTMENT STRATEGY

The Fund's principal investment strategy is to normally invest at least 80% of the Fund's assets in a broad range of debt securities that have a dollar-weighted average portfolio maturity between three to 10 years. This 80% policy may be changed upon at least 60 days' notice to shareholders.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The securities in the Fund's portfolio are subject to credit risk, which is the possibility that a borrower cannot make timely dividend, interest, and principal payments on its securities or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All securities varying from the highest quality to very speculative have some degree of credit risk.

The Fund is subject to U.S. Government Sponsored Enterprises (GSEs) Risk. While mortgage-backed securities and other securities issued by certain GSEs, such as the Government National Mortgage Association (Ginnie Mae), are supported by the full faith and credit of the U.S. government, securities issued by other GSEs are supported only by the right of the GSE (including the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae)) to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

The Fund is subject to the risk that the market value of the bonds will fluctuate because of changes in interest rates, adverse changes in the supply and demand of debt securities, or other factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

The Fund is subject to legislative risk, which is the risk that new government policies may affect mortgages and other securities in the future in ways we cannot anticipate and that such policies will have an adverse impact on the value of the securities and the Fund's net asset value.

Liquidity risk is the risk that a fund's investment generally cannot expect to be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to such securities.

Mortgage-backed securities pay regularly scheduled payments of principal along with interest payments. In addition, mortgagors generally have the option of paying off their mortgages without penalty at any time. For example, when a mortgaged property is sold, the old mortgage is usually prepaid. Also, when mortgage interest rates fall, the mortgagor may refinance the mortgage and prepay the old mortgage. A home owner's default on the mortgage may also cause a prepayment of the mortgage. This unpredictability of the mortgage's cash flow is called prepayment risk. For the investor, prepayment risk usually means that principal is received at the least opportune time. For example, when interest rates fall, home owners will find it advantageous to refinance their mortgages and prepay principal. In this case, the investor is forced to reinvest the principal at the current, lower rates. On the other hand, when interest rates rise, home owners will generally not refinance their mortgages and prepayments will fall. This causes the average life of the mortgage to extend and be more sensitive to interest rates, which is sometimes called extension risk. In addition, the amount of principal the investor has to invest in these higher interest rates is reduced.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has three classes of shares, Fund Shares, Institutional Shares, and Adviser Shares. The bar chart illustrates the Fund Shares' volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund's benchmark index and an index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31
~ http://xbrl.sec.gov/rr/role/BarChartData column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_LegalEntityAxis compact usaa_S000012902Member~
NINE-MONTH YTD TOTAL RETURN
4.06% (9/30/11)

BEST QUARTER*	WORST QUARTER*
12.42% 2nd Qtr. 2009	-9.72% 4th Qtr. 2008
*Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund's distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund's distributions of such income and gains and sold all shares at the end of each period. Please note that after-tax returns are shown only for the Fund Shares and may differ for each share class.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown above are not relevant to you.

Average Annual Total Returns (Intermediate-Term Bond Fund) USAA Intermediate-Term Bond Fund	1 Year	Since Inception	Inception Date
USAA Intermediate-Term Bond Fund Institutional Shares	13.68%	11.20%	Aug 1, 2008
USAA Intermediate-Term Bond Fund Institutional Shares Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		6.92%	Aug 1, 2008	[1]
USAA Intermediate-Term Bond Fund Institutional Shares Lipper Intermediate Investment Grade Funds Index (reflects no deduction for taxes)		8.07%	Aug 1, 2008	[1]
USAA Intermediate-Term Bond Fund Adviser Shares		4.03%	Aug 1, 2010
[1]	* The average annual total return for the Barclays U.S. Aggregate Bond Index and Lipper Intermediate Investment Grade Funds Index from August 1, 2010 - the inception date of the Adviser Shares - through December 31, 2010, was 0.08% and 1.03%, respectively.

USAA Money Market Fund
FUND SUMMARY: USAA MONEY MARKET FUND
INVESTMENT OBJECTIVE
The USAA Money Market Fund (the Fund) has an investment objective of the highest income consistent with preservation of capital and the maintenance of liquidity.
FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses below are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Money Market Fund)	USAA Money Market Fund 12/1/2011 - 12/1/2011
Shareholder Fees:
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Money Market Fund)	USAA Money Market Fund 12/1/2011 - 12/1/2011
Operating Expenses:
Management Fees	0.24%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.41%
Total Annual Operating Expenses	0.65%

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

Expense Example (Money Market Fund)	USAA Money Market Fund 12/1/2011 - 12/1/2011 USD ($)
Expense Example:
1 Year	66
3 Years	208
5 Years	362
10 Years	810

PRINCIPAL INVESTMNT STRATEGY

The Fund's principal investment strategy is to invest its assets in high-quality, U.S. dollar-denominated, short-term debt securities of domestic and foreign issuers that have been determined to present minimal credit risk and comply with strict Securities and Exchange Commission (SEC) guidelines applicable to money market funds.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

Credit risk should be very low for the Fund because it invests primarily in securities that are considered to be of high quality. However, there is the possibility that a borrower cannot make timely interest and principal payments on its securities or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline.

The Fund also is subject to the possibility that the value of its investments will fluctuate because of changes in interest rates, adverse changes in supply and demand for investment securities, or other market factors. If interest rates increase, the yield of the Fund may increase, which would likely increase its total return. If interest rates decrease, the yield of the Fund may decrease, which may decrease the Fund's total return.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund's volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the Fund's average annual total returns for the periods indicated compared to those of the Fund's benchmark index and an index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31
~ http://xbrl.sec.gov/rr/role/BarChartData column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_LegalEntityAxis compact usaa_S000012906Member~
NINE-MONTH YTD TOTAL RETURN
0.01% (9/30/11)

BEST QUARTER*	WORST QUARTER*
1.40% 1st Qtr. 2001	0.00% 3rd Qtr. 2010
*Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

Average Annual Total Returns (Money Market Fund)	USAA Money Market Fund 12/1/2011 - 12/1/2011
Average Annual Return:
1 Year	0.02%
5 Years	2.62%
10 Years	2.31%
Since Inception	5.49%
Inception Date	Jan 30, 1981

USAA Science & Technology Fund
FUND SUMMARY: USAA SCIENCE & TECHNOLOGY FUND
INVESTMENT OBJECTIVE
The USAA Science & Technology Fund (the Fund) has an investment objective of long-term capital appreciation.
FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses below are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Science & Technology Fund) USAA Science & Technology Fund	USAA Science & Technology Fund Shares	USAA Science & Technology Fund Adviser Shares
Sales Charge (Load) Imposed on Purchases	none	none
Purchase Fee	none	none
Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Science & Technology Fund) USAA Science & Technology Fund		USAA Science & Technology Fund Shares	USAA Science & Technology Fund Adviser Shares
Management Fees	[1]	0.72%	0.74%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		0.64%	1.03%
Total Annual Operating Expenses		1.36%	2.02%
Reimbursement from Adviser			(0.37%)
Total Annual Operating Expenses After Reimbursement		1.36%	1.65%	[2]
[1]	(a) A performance fee adjustment may increase or decrease the management fee by up to +/- 0.06% of the average net assets of the Fund during a rolling 36-month period. A performance fee adjustment decreased the management fee of 0.50% by 0.03% for Fund Shares and 0.01% for Adviser Shares for the most recent fiscal year ended July 31, 2011.
[2]	(b) The Adviser has agreed, through December 1, 2012, to make payments or waive management, administration, and other fees to limit the expenses of the Adviser Shares so that the total annual operating expenses (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.65% of the Adviser Shares��� average daily net assets. This arrangement may not be changed or terminated during this time period without approval of the Fund���s Board of Trustees and may be changed or terminated by the Adviser at any time after December 1, 2012.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation arrangement for the Adviser Shares is not continued.

Expense Example (Science & Technology Fund) USAA Science & Technology Fund (USD $)	1 Year	3 Years	5 Years	10 Years
USAA Science & Technology Fund Shares	138	431	745	1,635
USAA Science & Technology Fund Adviser Shares	205	634	1,088	2,348

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 109% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund's principal strategy is to normally invest at least 80% of its assets in equity securities of companies expected to benefit from the development and use of scientific and technological advances and improvements. This 80% policy may be changed upon at least 60 days' notice to shareholders. The Fund may invest up to 50% of its assets in foreign securities purchased in either foreign or U.S. markets.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The equity securities in the Fund's portfolio are subject to stock market risk. A company's stock price in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

A mutual fund portfolio consisting of investments related to the fields of science and technology is likely to be more volatile than a portfolio that is more widely diversified in other economic sectors. There is a possibility that the Fund's investments in companies whose value is highly dependent on scientific and technological developments may be more volatile because of the short life cycles and competitive pressures of many of the products or services of these companies. Because of the competitiveness and rapid changes in the fields of science and technology, many of the companies in the Fund's portfolio are subject to distinctive risks. The products and services of these companies may not be economically successful or may quickly become outdated. Additionally, many of these companies must comply with significant governmental regulations and may need governmental approval of their products and services.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has two classes of shares, Fund Shares and Adviser Shares. The bar chart illustrates the Fund Shares' volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund's benchmark index and an index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31
~ http://xbrl.sec.gov/rr/role/BarChartData column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_LegalEntityAxis compact usaa_S000012911Member~
NINE-MONTH YTD TOTAL RETURN
-6.53% (9/30/11)

BEST QUARTER*	WORST QUARTER*
34.75% 4th Qtr. 2001	-37.99% 3rd Qtr. 2001
*Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund's distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund's distributions of such income and gains and sold all shares at the end of each period. Please note that after-tax returns are shown only for the Fund Shares and may differ for the Adviser Share class.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown above are not relevant to you.

Average Annual Total Returns (Science & Technology Fund) USAA Science & Technology Fund	Since Inception	Inception Date
USAA Science & Technology Fund Adviser Shares	15.68%	Aug 1, 2008
USAA Science & Technology Fund Adviser Shares S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.02%	Aug 1, 2008
USAA Science & Technology Fund Adviser Shares Lipper Science & Technology Funds Index (reflects no deduction for taxes)	8.36%	Aug 1, 2008

USAA Short-Term Bond Fund
FUND SUMMARY: USAA SHORT-TERM BOND FUND
INVESTMENT OBJECTIVE
The USAA Short-Term Bond Fund (the Fund) has an investment objective of high current income consistent with preservation of principal.
FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses below are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Short-Term Bond Fund) USAA Short-Term Bond Fund	USAA Short-Term Bond Fund Institutional Shares	USAA Short-Term Bond Fund Adviser Shares
Sales Charge (Load) Imposed on Purchases	none	none
Purchase Fee	none	none
Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Short-Term Bond Fund) USAA Short-Term Bond Fund		USAA Short-Term Bond Fund Institutional Shares		USAA Short-Term Bond Fund Adviser Shares		USAA Short-Term Bond Fund Shares
Management Fees	[1]	0.26%		0.25%		0.27%
Distribution and/or Service (12b-1) Fees		none		0.25%		none
Other Expenses		0.23%	[2]	1.15%		0.35%
Total Annual Operating Expenses		0.49%		1.65%		0.62%
Reimbursement from Adviser				(0.75%)
Total Annual Operating Expenses After Reimbursement		0.49%		0.90%	[3]	0.62%
[1]	(a) A performance fee adjustment may increase or decrease the management fee by up to +/- 0.06% of the average net assets of the Fund during a rolling 36-month period. A performance fee adjustment increased the management fee of 0.24% by 0.03% for Fund Shares, 0.02% for Institutional Shares and 0.01% for the Adviser Shares for the most recent fiscal year ended July 31, 2011.
[2]	(b) The "Other Expenses" of the Fund's Institutional Shares have been restated to reflect current fees.
[3]	(c) The Adviser has agreed, through December 1, 2012, to make payments or waive management, administration, and other fees to limit the expenses of the Adviser Shares so that the total annual operating expenses (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.90% of the Adviser Shares' average daily net assets. This arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Adviser at any time after December 1, 2012.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation arrangement for the Adviser Shares is not continued.

Expense Example (Short-Term Bond Fund) USAA Short-Term Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
USAA Short-Term Bond Fund Institutional Shares	50	157	274	616
USAA Short-Term Bond Fund Adviser Shares	168	520	897	1,955
USAA Short-Term Bond Fund Shares	63	199	346	774

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund's principal investment strategy is to normally invest at least 80% of the Fund's assets in a broad range of investment-grade debt securities that have a dollar-weighted average portfolio maturity of three years or less. This 80% policy may be changed upon at least 60 days' notice to shareholders.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The securities in the Fund's portfolio are subject to credit risk, which is the possibility that a borrower cannot make timely dividend, interest, and principal payments on its securities or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All securities varying from the highest quality to very speculative have some degree of credit risk.

The Fund is subject to U.S. Government Sponsored Enterprises (GSEs) Risk. While mortgage-backed securities and other securities issued by certain GSEs, such as the Government National Mortgage Association (Ginnie Mae), are supported by the full faith and credit of the U.S. government, securities issued by other GSEs are supported only by the right of the GSE (including the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae)) to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

The Fund is subject to the risk that the market value of the bonds will fluctuate because of changes in interest rates, adverse changes in the supply and demand of debt securities, or other factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

The Fund is subject to legislative risk, which is the risk that new government policies may affect mortgages and other securities in the future in ways we cannot anticipate and that such policies will have an adverse impact on the value of the securities and the Fund's net asset value.

Liquidity risk is the risk that a fund's investment generally cannot expect to be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to such securities.

Mortgage-backed securities pay regularly scheduled payments of principal along with interest payments. In addition, mortgagors generally have the option of paying off their mortgages without penalty at any time. For example, when a mortgaged property is sold, the old mortgage is usually prepaid. Also, when mortgage interest rates fall, the mortgagor may refinance the mortgage and prepay the old mortgage. A home owner's default on the mortgage may also cause a prepayment of the mortgage. This unpredictability of the mortgage's cash flow is called prepayment risk. For the investor, prepayment risk usually means that principal is received at the least opportune time. For example, when interest rates fall, home owners will find it advantageous to refinance their mortgages and prepay principal. In this case, the investor is forced to reinvest the principal at the current, lower rates. On the other hand, when interest rates rise, home owners will generally not refinance their mortgages and prepayments will fall. This causes the average life of the mortgage to extend and be more sensitive to interest rates, which is sometimes called extension risk. In addition, the amount of principal the investor has to invest in these higher interest rates is reduced.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has three classes of shares, Fund Shares, Institutional Shares, and Adviser Shares. The bar chart illustrates the Fund Shares' volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund's benchmark index and an index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31
~ http://xbrl.sec.gov/rr/role/BarChartData column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_LegalEntityAxis compact usaa_S000012913Member~
NINE-MONTH YTD TOTAL RETURN
1.74% (9/30/11)

BEST QUARTER*	WORST QUARTER*
5.12% 2nd Qtr. 2009	-3.11% 4th Qtr. 2001
*Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund's distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund's distributions of such income and gains and sold all shares at the end of each period. Please note that after-tax returns are shown only for the Fund Shares and may differ for each share class.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown above are not relevant to you.

Average Annual Total Returns (Short-Term Bond Fund) USAA Short-Term Bond Fund	1 Year	Since Inception	Inception Date
USAA Short-Term Bond Fund Institutional Shares	5.00%	6.27%	Aug 1, 2008
USAA Short-Term Bond Fund Institutional Shares Barclays 1-3 Government/Credit Index (reflects no deduction for fees, expenses, or taxes)		3.81%	Aug 1, 2008	[1]
USAA Short-Term Bond Fund Institutional Shares Lipper Short Investment Grade Funds Index (reflects no deduction for taxes)		6.24%	Aug 1, 2008	[1]
USAA Short-Term Bond Fund Adviser Shares		0.79%	Aug 1, 2010
[1]	* The average annual total return for the Barclays 1-3 Government/Credit Index and Lipper Short Investment Grade Funds Index from August 1, 2010 - the inception date of the Adviser Shares - through December 31, 2010, was 0.42% and 0.63%, respectively.

USAA Small Cap Stock Fund
FUND SUMMARY: USAA SMALL CAP STOCK FUND
INVESTMENT OBJECTIVE
The USAA Small Cap Stock Fund (the Fund) is an equity fund with an investment objective of long-term growth of capital.
FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses below are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Small Cap Stock Fund) USAA Small Cap Stock Fund	USAA Small Cap Stock Fund Institutional Shares	USAA Small Cap Stock Fund Shares
Sales Charge (Load) Imposed on Purchases	none	none
Purchase Fee	none	none
Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Small Cap Stock Fund) USAA Small Cap Stock Fund		USAA Small Cap Stock Fund Institutional Shares		USAA Small Cap Stock Fund Shares
Management Fees	[1]	0.74%		0.73%
Distribution and/or Service (12b-1) Fees		none		none
Other Expenses		0.24%	[2]	0.53%
Total Annual Operating Expenses		0.98%		1.26%
[1]	(a) A performance fee adjustment may increase or decrease the management fee by up to +/- 0.06% of the average net assets of the Fund during a rolling 36-month period. A performance fee adjustment decreased the management fee of 0.75% by 0.02% for the Fund Shares and 0.01% Institutional Shares for the most recent fiscal year ended July 31, 2011.
[2]	(b) The "Other Expenses" of the Fund's Institutional Shares have been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

Expense Example (Small Cap Stock Fund) USAA Small Cap Stock Fund (USD $)	1 Year	3 Years	5 Years	10 Years
USAA Small Cap Stock Fund Institutional Shares	100	312	542	1,201
USAA Small Cap Stock Fund Shares	128	400	692	1,523

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund's principal investment strategy is to normally invest at least 80% of the Fund's assets in equity securities of companies with small market capitalizations. This 80% policy may be changed upon at least 60 days' notice to shareholders. Although the Fund will invest primarily in U.S. securities, it may invest up to 20% of its total assets in foreign securities including securities issued in emerging markets.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The equity securities in the Fund's portfolio are subject to stock market risk. A company's stock price in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

The Fund also is subject to small-cap company risk, which is the greater risk of investing in smaller, less well-known companies, as opposed to investing in established companies with proven track records. Small-cap companies may be more vulnerable than larger companies to adverse business or economic developments. Small-cap companies also may have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in the securities of larger companies.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has two classes of shares, Fund Shares and Institutional Shares. The bar chart illustrates the Fund Shares' volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund's benchmark index and an index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31
~ http://xbrl.sec.gov/rr/role/BarChartData column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_LegalEntityAxis compact usaa_S000012914Member~
NINE-MONTH YTD TOTAL RETURN
-16.13% (9/30/11)

BEST QUARTER*	WORST QUARTER*
18.96% 3rd Qtr. 2009	-25.38% 4th Qtr. 2008
*Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund's distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund's distributions of such income and gains and sold all shares at the end of each period. Please note that after-tax returns are shown only for the Fund Shares and may differ for the Institutional Share class.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown above are not relevant to you.

Average Annual Total Returns (Small Cap Stock Fund) USAA Small Cap Stock Fund	1 Year	Since Inception	Inception Date
USAA Small Cap Stock Fund Institutional Shares	28.12%	5.79%	Aug 1, 2008
USAA Small Cap Stock Fund Institutional Shares Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)		5.76%	Aug 1, 2008
USAA Small Cap Stock Fund Institutional Shares S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes)		6.06%	Aug 1, 2008
USAA Small Cap Stock Fund Institutional Shares Lipper Small-Cap Core Funds Index (reflects no deduction for taxes)		6.65%	Aug 1, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2011
Registrant Name	dei_EntityRegistrantName	USAA MUTUAL FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000908695
Amendment Flag	dei_AmendmentFlag	false
Registration Statement Filing Date	dei_DocumentCreationDate	Nov 28, 2011
Registration Statement Effective Date	dei_DocumentEffectiveDate	Dec 1, 2011
Prospectus Date	rr_ProspectusDate	Dec 1, 2011